SEGMENTS (Assets) (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Cash, cash equivalents and restricted cash	$ 8,982,679	$ 10,391,275	$ 12,839,227	$ 9,776,215	$ 8,310,575
Other assets, net	3,999,350	5,709,586		7,646,207
TOTAL ASSETS	196,342,288	220,784,408		233,050,040
Significant Reconciling Items
Segment Reporting, Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	180,761,825	209,158,266		220,186,759
Cash, cash equivalents and restricted cash	1,730,789	1,591,041		9,776,215
Other assets, net	13,849,674	10,035,101		3,087,066
TOTAL ASSETS	196,342,288	220,784,408		233,050,040
Significant Reconciling Items | Previously Reported
Segment Reporting, Asset Reconciling Item [Line Items]
Cash, cash equivalents and restricted cash		10,391,275
Other assets, net		1,234,867
Industrial Office Properties | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	104,424,683	126,421,648		138,694,773
TOTAL ASSETS	105,759,056	131,180,612		143,620,315
Model Home properties | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	49,433,519	48,466,371		48,762,869
TOTAL ASSETS	48,298,760	51,389,400		48,864,060
Retail Use Properties | Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	25,244,792	25,318,601		23,650,423
TOTAL ASSETS	$ 26,704,009	$ 26,588,254		$ 27,702,384